Leases - Additional Information (Details)	1 Months Ended	12 Months Ended
	May 31, 2017 ft²	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Mar. 31, 2018 ft²
Lessee Lease Description [Line Items]
Operating lease expiring date		Jan. 31, 2023
Operating lease, renewal term		60 months
Financing leases | $		$ 0	$ 0
Area of sublease | ft²	15,000
Sublease term	3 years
Area of sublease amended to add sublease agreement | ft²				11,000
Other Income (Expense)
Lessee Lease Description [Line Items]
Sublease income | $			$ 900,000